Other Operating Income (Expense), Net - Disclosure of Other Operating Income Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Other Operating Income Expense Net [abstract]
Corporate projects	$ (123.3)	$ (72.6)		$ (33.0)
Impairment of assets	(71.6)	(61.3)		(64.8)
Taxes on other outputs	(24.4)	(21.6)		(15.3)
Expenses system project	(9.3)	(13.1)		(15.4)
Training and development	(5.1)	(7.8)		(8.6)
Provision for contingencies	(4.3)	(11.1)		(6.7)
Flight safety standards	(3.7)	(4.0)		(4.1)
Product modifications	(0.6)
Aircraft maintenance and flights costs-fleet	(1.7)	(2.6)		(1.9)
Royalties	2.9	4.4		2.8
Other sales	4.2	5.0		8.6
Recovery of expenses	2.2	9.4		3.5
Contractual fines revenue (expenses)	5.7	8.3		(0.5)
Others	13.2	(6.8)		(28.5)
Other operating income (expense)	$ (215.8)	$ (173.8)	[1]	$ (163.9)	[1]

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).